Related party transactions (Details) - USD ($)				3 Months Ended				6 Months Ended				12 Months Ended
	Dec. 05, 2019	Jun. 17, 2019	Jan. 07, 2019	Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Related Party Transactions (Details) [Line Items]
Net premiums written				$ 109,271,000	[1]	$ 86,334,000	[1]	$ 217,263,000	[1]	$ 143,151,000	[1]	$ 345,608,000	[2]	$ 292,707,000	[2]	$ 0	[2]
Premiums retained by agents				65,181,000	[3]	56,006,000	[3]	135,519,000	[3]	89,108,000	[3]	220,143,000	[4]	178,265,000	[4]	$ 0	[4]
Receivables, net				$ 13,386,000				$ 13,386,000				$ 15,244,000		13,093,000
Series A-1 Preferred Stock
Related Party Transactions (Details) [Line Items]
Issuance of Series A-1 preferred stock as part of the North American Title Acquisition (in shares)			7,004,797
Number of shares for warrants (in shares)			4,815,798
Lennar | Series C Preferred Stock
Related Party Transactions (Details) [Line Items]
Sale of stock, number of shares (in Shares)	732,891
Proceeds from consideration on sale of shares	$ 8,900,000
Unit price per share (in usd per share)	$ 12.09
Lennar | Doma Holding, Inc
Related Party Transactions (Details) [Line Items]
Equity ownership percentage				26.10%				26.10%				26.40%
Affiliated Entity
Related Party Transactions (Details) [Line Items]
Net premiums written												$ 88,600,000		73,100,000
Premiums retained by agents												71,200,000		59,900,000
Affiliated Entity | Lennar
Related Party Transactions (Details) [Line Items]
Net premiums written				$ 27,000,000.0		24,300,000		$ 51,600,000		41,300,000		88,600,000		73,100,000
Premiums retained by agents				22,000,000.0		19,700,000		41,800,000		33,600,000		71,200,000		59,900,000
Receivables, net				$ 3,400,000				3,400,000				4,400,000		900,000
Affiliated Entity | Lennar | Series B Preferred Stock
Related Party Transactions (Details) [Line Items]
Sale of stock, number of shares (in Shares)		1,081,810
Proceeds from consideration on sale of shares		$ 10,200,000
Unit price per share (in usd per share)		$ 9.46
Affiliated Entity | Lennar | Series C Preferred Stock
Related Party Transactions (Details) [Line Items]
Sale of stock, number of shares (in Shares)	732,891
Proceeds from consideration on sale of shares	$ 8,900,000
Affiliated Entity | Settlement of TSA Services Arrangement | Lennar
Related Party Transactions (Details) [Line Items]
Expenses from transactions with related party						$ 300,000				300,000		300,000		3,900,000
Revenue from related parties														2,500,000
Due to related parties												0
Due from related parties												0		400,000
Affiliated Entity | Rent associated with shared spaces | Lennar
Related Party Transactions (Details) [Line Items]
Expenses from transactions with related party								$ 100,000		$ 100,000		$ 200,000		$ 200,000

[1]	Net premiums written includes revenues from a related party of $27.0 million and $24.3 million during the three months ended June 30, 2021 and 2020, respectively. Net premiums written includes revenues from a related party of $51.6 million and $41.3 million during the six months ended June 30, 2021 and 2020, respectively (see Note 10).
[2]	Net premiums written includes revenues from a related party of $88.6 million and $73.1 million during the years ended December 31, 2020 and 2019, respectively (see Note 14).
[3]	Premiums retained by third-party agents includes expenses associated with a related party of $22.0 million and $19.7 million during the three months ended June 30, 2021 and 2020, respectively. Premiums retained by third-party agents includes expenses associated with a related party of $41.8 million and $33.6 million during the six months ended June 30, 2021 and 2020, respectively (see Note 10).
[4]	Premiums retained by third-party agents includes expenses associated with a related party of $71.2 million and $59.9 million during the years ended December 31, 2020 and 2019, respectively (see Note 14).